Related Parties (Details Narrative) - USD ($)		1 Months Ended		3 Months Ended	6 Months Ended	12 Months Ended
	Dec. 23, 2025	Jan. 31, 2024	Jul. 31, 2021	Jun. 30, 2026	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024	Oct. 22, 2025
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Convertible Notes Payable							$ 6,524,000
Long term debt				$ 300,000	$ 300,000	300,000	16,665,000
Company repurchased shares		438,903
Company repurchased value		$ 2,902,700
Repurchase consideration amounting								$ 14,000,000.0
Shares of common stock				$ 38,000	$ 39,000	707,000
Debt instrument, face amount						1,048,000	$ 1,000,000
Reclassification from convertible note payable						$ 300,000
Common stock. par value	$ 0.0001			$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Purchase price per share	$ 1.70
Restricted Stock Units (RSUs) [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of RSU shares, Granted					1,217,210
Restricted Stock Units (RSUs) [Member] | Director [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of RSU shares, Granted					890,000
2023 Promissory Notes [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Company repurchased shares		667,000
Shares issued price per share		$ 4.352
Company repurchased value		$ 2,902,700
Repayment		902,700
Repurchase consideration amounting		2,000,000.0
2024 Related Party Promissory Notes [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Debt instrument, face amount							$ 700,000.0
Business Oxygen Private Limited Purchase Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Related Party Transaction, Purchases from Related Party			$ 964,200
Arrangement fee percentage			1.50%
Arrangement fee			$ 13,700
Annual monitoring fees							$ 5,000.0
January 2024 Related Party Pledge Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Shares of common stock		$ 3,600,000
Securities Purchase Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Sale of stock	588,235
Common stock. par value	$ 0.0001
Purchase price per share	$ 1.70
Proceeds from private placement	$ 1,000,000